Fair Value Measurement (Fair Value of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 178,059	$ 153,222
Restricted time deposits	246,599
Short-term investments	51,720	17,560
Total Assets	476,378	170,782
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Restricted time deposits	0
Short-term investments	0	0
Total Assets	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	178,059	153,222
Restricted time deposits	246,599
Short-term investments	51,720	17,560
Total Assets	476,378	170,782
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Restricted time deposits	0
Short-term investments	0	0
Total Assets	$ 0	$ 0